Allowance for Loan Losses (Tables)	9 Months Ended
Sep. 30, 2022
Receivables [Abstract]
Schedule of Allowance For Loan Losses

The allowance for loan losses consists of the following activity for the three and nine months ended September 30, 2022 and 2021:

	Commercial real estate loans	Total
Nine Months ended September 30, 2022:
Allowance for loan losses:
Beginning balance	$14,741	$14,741
Charge-offs	-	-
Recoveries	-	-
Provision	6,905	6,905
Ending balance	$21,646	$21,646

Three Months ended September 30, 2022:
Allowance for loan losses:

Beginning balance	$21,801	$21,801
Charge-offs	-	-
Recoveries	-	-
Provision (benefit)	(155)	(155)
Ending balance	$21,646	$21,646

Loans receivable at September 30, 2022
Individually evaluated for impairment	$-	$-
Collectively evaluated for impairment	1,443,060	1,443,060
	$1,443,060	$1,443,060

Allowance for loan losses at September 30, 2022
Individually evaluated for impairment	$-	$-
Collectively evaluated for impairment	21,646	21,646
	$21,646	$21,646

	Commercial real estate loan	Total
Nine Months ended September 30, 2021:
Allowance for loan losses:
Beginning balance	$13,342	$13,342
Charge-offs	-	-
Recoveries	-	-
Provision	12,441	12,441
Ending balance	$25,783	$25,783

Three Months ended September 30, 2021:
Allowance for loan losses:

Beginning balance	$25,269	$25,269
Charge-offs	-	-
Recoveries	-	-
Provision	514	514
Ending balance	$25,783	$25,783

Loans receivable at September 30, 2021
Individually evaluated for impairment	$-	$-
Collectively evaluated for impairment	1,741,475	1,741,475
	$1,741,475	$1,741,475

Allowance for loan losses at September 30, 2021
Individually evaluated for impairment	$-	$-
Collectively evaluated for impairment	25,783	25,783
	$25,783	$25,783

The provision for loan losses on the statement of operations consists of the following activity for the three and nine months ended September 30, 2022:

	Three months ended			Nine months ended
	Commercial real estate loans	Indemnity liability	Total	Commercial real estate loans	Indemnity liability	Total
Provision (benefit)	(155)	88,500	88,345	6,905	377,005	383,910

Schedule of Outstanding Amounts
	September 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Secured term loans	$17,200,000	$-
Unsecured loans and lines of credit	528,042	-
Total loans funded by Parent	$17,728,042	$-

Schedule of Indemnity Liability

The indemnity liability activity on September 30, 2022 are as follows:

	Three months ended September 30, 2022	Nine months ended September 30, 2022
	(Unaudited)	(Unaudited)

Beginning balance	288,505	-
Charge-offs	-	-
Recoveries	-	-
Provision	88,500	377,005
Ending balance	377,005	377,005